Commitments and Contingencies - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Commitments and contingencies [Line Items]
Short-term financial instruments as collateral for guarantees	₩ 1,045,676	₩ 616,780
Sales of handsets [member]
Commitments and contingencies [Line Items]
Accounts receivables - other	612,779
Legal proceedings provision [member]
Commitments and contingencies [Line Items]
Provisions for legal claims and litigation	0
Current provisions for legal claims and litigation	36,844
Non-current provisions for legal claims and litigation	57,310
SK Broadband Co., Ltd. [member]
Commitments and contingencies [Line Items]
Properties pledged as collateral for leases on buildings	3,868
Short-term financial instruments as collateral for guarantees	11
Life and Security Holdings Co., Ltd. [member]
Commitments and contingencies [Line Items]
Shares pledged for long-term borrowings	₩ 1,900,000